Interests in Other Entities - Additional Information - Parent (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Associate	Dec. 31, 2018 GBP (£) Associate
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Santander UK Group Holdings plc [member]
Disclosure of subsidiaries [line items]
Impairment loss	£ 0	£ 0
Number of associates | Associate	0	0
Ownership interest in share capital	100.00%
Santander UK Group Holdings plc [member] | Santander Equity Investments Limited [member]
Disclosure of subsidiaries [line items]
Percentage of share capital acquired		100.00%
Consideration of acquisition equal to book value of the associated assets and liabilities		£ 40
Santander UK Group Holdings plc [member] | Santander Financial Services plc [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital acquired		100.00%
Consideration of acquisition equal to book value of the associated assets and liabilities		£ 337